Related party disclosures	6 Months Ended
Jun. 30, 2023
Related party disclosures
Related party disclosures

16. Related party disclosures

Dietmar Hopp

During fiscal 2019, Dietmar Hopp, principal of dievini Hopp BioTech holding GmbH & Co. KG (dievini), the largest shareholder of the Group, granted two convertible loans to the Group, which were repaid in 2020. Additionally, in August 2020, DH-LT Investments GmbH, a company beneficially owned by Dietmar Hopp, managing director of dievini, the Group’s largest shareholder, purchased EUR 100,000k of the Group’s common shares at a price of USD 16.00 per share.

Antony Blanc

In 2020, a consulting agreement between CureVac AG and Clarentis SRL was made. Clarentis SRL is a wholly owned consulting company of Antony Blanc, PhD, the CBO of CureVac. After the transition of Antony Blanc to the Management Board in February 2021, the contract was no longer active, and no new orders were placed. In Q3 2021, a milestone payment, which related to the submission of the EMA dossier for CVnCoV and which amounted to EUR 100k was made to fulfill a contractual obligation from the consulting agreement in place before Antony Blanc joined the Management Board. In addition to his Management Board position at CureVac N.V., Antony also took over the role as Management Director at CureVac Belgium SA. He executes this function by using Clarentis SRL. As it relates to these services, CureVac paid in 2023 until June 2023 an amount of EUR 42k. The amounts invoiced for this function/services will be offset/deducted from his base compensation for his function on the Board of Management of CureVac N.V.

BePharBel Manufacturing S.A.

In December 2020, CureVac Real Estate GmbH and BePharBel Manufacturing S.A., entered into a commercial supply agreement to develop and manufacture the diluent that was expected to be used to dilute the Group’s first concentrated COVID-19 vaccine candidate, CVnCoV, to the amount specified by each dose level. Pursuant to the terms of the agreement, it was intended that BePharBel Manufacturing would manufacture and deliver to CureVac Real Estate GmbH a low seven figure amount of commercial batches of diluent per year, in 2021 and 2022. Following the withdrawal of the CVnCoV in October 2021 due to COVID-19 virus drift, WHO COVID vaccine efficiency recommendation and market expectations, CureVac Real Estate GmbH terminated the commercial and supply agreement with BePahrBel and entered into negotiations on a structured and rapid wind-down of the ordered production. The Parties agreed on a settlement in May 2022 of all claims resulting from the commercial and supply agreement for an amount of EUR 3,900k, which had been already recognized in provisions, based on an estimate, as of December 31, 2021. In total an amount of EUR 4,016k was paid. Baron Jean Stéphenne, Chairman of our Supervisory Board, holds directly and indirectly 15.61% of BePharBel Manufacturing’s equity and is a director of BePharBel Manufacturing, and Baron Jean Stéphenne’s son, Vincent Stéphenne, holds 1.43% of BePharBel Manufacturing’s equity and is a managing director of BePharBel Manufacturing.

Franz-Werner Haas

In Q1 2023, a consulting agreement between CureVac SE and Franz-Werner Haas was entered into. For the six-month period ended June 30, 2023 no costs have been paid under this agreement.

Alexander Zehnder

In Q1 2023, a first addendum to the future service agreement was entered into to ensure a smooth transition from CEO Franz-Werner Haas to the new CEO Alexander Zehnder. Total compensation amounted to EUR 51k during the month of March.

Barker BioMedical GmbH

In Q1 2023, a consulting agreement between CureVac SE and Barker BioMedical GmbH was entered into. Barker BioMedical GmBH is a wholly-owned consulting company of Debra Barker, Supervisory Board member of CureVac N.V.. For the six-month period ended June 30, 2023 total costs incurred under this agreement amount to EUR 14k.

Craig Tooman

In Q1 2023, a consulting agreement was entered into between CureVac SE and Craig Tooman. For the six-month period ended June 30, 2023, no costs have been incurred under this agreement.